Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2021
Other Income And Expenses [Abstract]
Other Income and Expenses, Net

Other income and expenses, net consisted of the following:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Public funding	162	231	132
Phase-out and start-up costs	—	(8)	(38)
Exchange gains and losses, net	7	8	—
Patent costs	(10)	(11)	(1)
Gain on sale of non-current assets	5	14	7
COVID-19 incremental costs	(19)	(32)	—
Other, net	(4)	—	3
Total	141	202	103